STOCK OPTION PLANS AND AGREEMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stock Option Plans and Agreements
Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions
Risk-free interest rate	1.26%-3.35%
Expected dividend yield	0%
Expected stock price volatility	110%-130%
Expected life of options (years)	2.75

	2021	2020
Risk free interest rate	0.16% to 0.64%	0.17% to 1.40%
Expected dividend yield	0%	0%
Expected stock price volatility	100% to 140%	100%
Expected life of options	1.25 to 5.25 years	1.75 to 3.01 years

Schedule Of Share-based Compensation, Stock Options, Activity
	Number of	Weighted	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Term	Value
Outstanding at December 31, 2021	10,755,000	$.08
Granted	95,000	.13
Expired	(347,500)	.04
Outstanding at June 30, 2022	10,502,500	$.08	2.9 years	$870,900

At June 30, 2022- vested or
expected to vest	9,992,500	$.07	2.9 years	$870,900
Exercisable	9,992,500	$.07	2.9 years	$870,900

	Number of Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	10,910,500	$0.05
Granted	1,880,000	$0.07
Expired	(335,000)	$0.15
Forfeited	(25,000)	$0.05
Outstanding at December 31, 2020	12,430,500	$0.05
Granted	1,756,500	$0.21
Exercised	(2,389,000)	$0.04
Expired	(45,000)	$0.10
Forfeited	(998,000)	$0.10
Outstanding at December 31, 2021	10,755,000	$0.08	3.4 years	$544,100

Vested or expected to vest at December 31, 2021	10,005,000	$0.07	3.3 years	$544,100

Exercisable at December 31, 2021	9,980,000	$0.07	3.3 years	$544,100